Deposits with Brokers	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Brokers and Dealers [Abstract]
Deposits with Brokers
6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At June 30, 2014 and December 31, 2013, the Fund had margin requirements of $3,685,581 and $4,038,995.

6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At December 31, 2013 and 2012, the Fund had margin deposit requirements of $4,038,995 and $8,464,415, respectively.